Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans Payable [Abstract]
Schedule of long-term loan and current portion of long-term loan
	June 30,	December 31,
	2022	2021
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	$1,108,810	$1,174,756
Long-term loans due to individuals and entities without interest	51,011	283,860
	1,159,821	1,458,616
Current portion of long-term loans payable	1,108,810	1,174,756
Total, net	$51,011	$283,860

	December 31,	December 31,
	2021	2020
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$-	$4,571,452
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,174,756	1,144,363
Long-term loans due to individuals and entities without interest	283,860	281,112
	1,458,616	5,996,927
Current portion of long-term loans payable	1,174,756	4,571,452
Total, net	$283,860	$1,425,475

Schedule of future loan obligations according to the terms of the loan agreement
within 1 year	$1,108,810
1-2 years	51,011
3 years	-
Total	$1,159,821

Schedule of future loan obligations
Year 1	$1,174,756
Year 2	283,860
Total	$1,458,616